Schedule of company and subsidiaries (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Phaos Technology Holdings (Cayman) Limited [Member]
Date of incorporation	March 7, 2024	March 7, 2024
Percentage of direct or indirect interests	Parent Company	Parent Company
Place of incorporation	Cayman Island	Cayman Island
Principal activities	Investment holding	Investment holding
Phaos Technology Holdings (BVI) Limited [Member]
Date of incorporation	March 7, 2024	March 7, 2024
Percentage of direct or indirect interests	Parent Company	Parent Company
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
Phaos Technology Pte. Ltd [Member]
Date of incorporation	August 28, 2017	August 28, 2017
Place of incorporation	Singapore	Singapore
Principal activities	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.
Percentage of direct or indirect interests	100.00%	100.00%
Phaos Solutions Vietnam Co., Ltd [Member]
Date of incorporation	February 7, 2025	February 7, 2025
Place of incorporation	Vietnam	Vietnam
Principal activities	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.
Percentage of direct or indirect interests	100.00%	100.00%